EMPLOYEE BENEFIT PLANS - Fair Values of Pension Plans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 507	$ 468	$ 451
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	183	143
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	323	323
Defined Benefit Plan Assets, Excluding Other Assets and Liabilities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	506	466
Global Equities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	23	26
Global Equities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Global Equities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	23	26
Global Equities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Global Equity Funds at net asset value
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	125	125
Global Equity Funds at net asset value | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Global Equity Funds at net asset value | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Global Equity Funds at net asset value | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Global Equity Funds at net asset value | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	125	125
Governments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	48	63
Governments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Governments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	23	40
Governments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Governments | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	25	23
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	93	44
Corporate Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Corporate Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	93	44
Corporate Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	156	181
Fixed Income Securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Fixed Income Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	9
Fixed Income Securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Fixed Income Securities | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	156	172
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1	1
Real Estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Real Estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1	1
Real Estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	23	10
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	15	10
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Other | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	8
Cash & Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	37	16
Cash & Cash Equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Cash & Cash Equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	28	13
Cash & Cash Equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Cash & Cash Equivalents | Not Subject to Leveling
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	9	3
Other assets and liabilities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1	$ 2